Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019		Dec. 31, 2018	Dec. 31, 2017
Cash flows from operating activities:
Income (loss) for the year	$ (1,347)		$ 2,986	$ (781)
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities (a)	439		(3,802)	(344)
Net cash used in operating activities	(908)		(816)	(1,125)
Cash flows from investing activities:
Proceeds from selling of marketable securities			204
Investment in short-term bank deposit			(6,300)	(2,500)
Repayment of short-term bank deposit	2,020		6,800
Interest from bank deposit	93		74	4
Purchase of fixed assets	(2)
Proceeds from sale of property and equipment				1
Net cash from (used in) investing activities	2,111		778	(2,495)
Cash flows from financing activities:
Proceeds from issuance of units comprise from ordinary shares and warrants, net of issuance costs				4,892
Net cash provided by financing activities				4,892
Increase (decrease) in cash and cash equivalents	1,203		(38)	1,272
Gains (losses) from exchange rate differences on cash and cash equivalents	(3)		4	(2)
Cash and cash equivalents at beginning of year	3,255		3,289	2,019
Cash and cash equivalents at end of year	4,455		3,255	3,289
Income and expenses not involving operating cash flows:
Loss from disposal of property and equipment				9
Depreciation		[1]
Revaluation of marketable securities - InterCure Ltd	574		(2,753)
Issuance costs related to warrants granted to investors				329
Revaluation of warrants to purchase ADS's			(974)	(765)
Share-based payment transactions to employees and non-employees	5		24	40
Losses (gains) from exchange rate differences on cash and cash equivalents	3		(4)	2
Interest income	(93)		(87)	(11)
Net income and expenses not involving cash flows	489		(3,794)	(396)
Changes in operating asset and liability items:
Decrease (increase) in prepaid expenses	(29)		39	209
Increase (decrease) in accounts payable	(21)		(47)	(157)
Net operating asset and liability	(50)		(8)	52
Net cash provided by (used in) operating activities	439		(3,802)	(344)
Non-cash transactions:
Purchase of intangible asset				127
Interest on bank deposit				$ 13

[1]	Represents amount less than $1 thousand